Statements of Changes in Partners' Capital - USD ($)		Total	Ceres Tactical Currency L.P. [Member]	Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	Limited Partners [Member]	Limited Partners [Member] Ceres Tactical Currency L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	Limited Partners [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]	General Partner [Member]	General Partner [Member] Ceres Tactical Currency L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Select L.P. [Member]	General Partner [Member] Morgan Stanley Smith Barney Spectrum Technical L.P. [Member]
Units of Partnership Interest, balance at Dec. 31, 2014		2,621,811.040	1,621,228.967	3,905,473.827	5,734,525.375
Redemptions (in units)						(489,389.241)	(281,805.507)	(576,115.677)	(957,184.090)	(4,048.276)	(1,509.054)	(5,181.069)	(8,952.779)
Units of Partnership Interest, balance at Dec. 31, 2015		2,128,373.523	1,337,914.406	3,324,177.081	4,768,388.506
Partners' Capital, balance at Dec. 31, 2014		$ 35,706,387	$ 13,769,331	$ 117,882,791	$ 109,348,797	$ 35,306,899	$ 13,623,087	$ 116,569,858	$ 108,125,693	$ 399,488	$ 146,244	$ 1,312,933	$ 1,223,104
Redemptions - General Partner		(49,165)	(15,000)	(156,691)	(176,693)					(49,165)	(15,000)	(156,691)	(176,693)
Redemptions - Limited Partners		(5,954,654)	(2,628,888)	(17,077,785)	(18,471,604)	(5,954,654)	(2,628,888)	(17,077,785)	(18,471,604)
Net income (loss)		(5,141,684)	2,142,217	(7,794,865)	(316,579)	(5,083,147)	2,117,657	(7,708,901)	(316,282)	(58,537)	24,560	(85,964)	(297)
Partners' Capital, balance at Dec. 31, 2015		$ 24,560,884	$ 13,267,660	$ 92,853,450	$ 90,383,921	$ 24,269,098	$ 13,111,856	$ 91,783,172	$ 89,337,807	$ 291,786	$ 155,804	$ 1,070,278	$ 1,046,114
Redemptions (in units)						(670,187.699)	(306,052.152)	(765,107.018)	(1,177,434.596)	(9,156.147)	(3,033.367)	(10,232.452)	(16,145.512)
Units of Partnership Interest, balance at Dec. 31, 2016		1,449,029.677	1,028,828.887	2,548,837.611	3,574,808.398
Redemptions - General Partner		$ (105,040)	$ (30,182)	$ (270,000)	$ (300,273)					$ (105,040)	$ (30,182)	$ (270,000)	$ (300,273)
Redemptions - Limited Partners		(7,565,285)	(2,969,002)	(19,574,931)	(21,582,969)	$ (7,565,285)	$ (2,969,002)	$ (19,574,931)	$ (21,582,969)
Net income (loss)		(1,061,918)	(1,173,481)	(13,018,121)	(5,630,138)	(1,051,357)	(1,159,922)	(12,878,829)	(5,571,004)	(10,561)	(13,559)	(139,292)	(59,134)
Partners' Capital, balance at Dec. 31, 2016		$ 15,828,641	$ 9,094,995	$ 59,990,398	62,870,541	$ 15,652,456	$ 8,982,932	$ 59,329,412	$ 62,183,834	$ 176,185	$ 112,063	$ 660,986	$ 686,707
Redemptions (in units) | Liquidation Basis of Accounting [Member]	[1]								(3,535,764.033)				(39,044.365)
Redemptions (in units)						(435,094.479)	(271,924.252)	(594,972.800)		(2,470.356)	(4,476.772)	(2,169.197)
Units of Partnership Interest, balance at Dec. 31, 2017		1,011,464.842	752,427.863	1,951,695.614
Redemptions - General Partner | Liquidation Basis of Accounting [Member]	[1]				(661,573)								$ (661,573)
Redemptions - General Partner		$ (25,000)	$ (40,000)	$ (50,000)						$ (25,000)	$ (40,000)	$ (50,000)
Redemptions - Limited Partners | Liquidation Basis of Accounting [Member]	[1]				(60,135,333)				$ (60,135,333)
Redemptions - Limited Partners		(4,420,439)	(2,486,474)	(13,643,579)		$ (4,420,439)	$ (2,486,474)	$ (13,643,579)
Net income (loss) | Liquidation Basis of Accounting [Member]	[1]				$ (2,073,635)				$ (2,048,501)				$ (25,134)
Net income (loss)		(1,141,948)	(135,423)	201,394		(1,129,061)	(133,464)	194,982		(12,887)	(1,959)	6,412
Partners' Capital, balance at Dec. 31, 2017		$ 10,241,254	$ 6,433,098	$ 46,498,213		$ 10,102,956	$ 6,362,994	$ 45,880,815		$ 138,298	$ 70,104	$ 617,398

[1]	Presented on a liquidation basis of accounting.